Exchange rates (Tables)	12 Months Ended
Mar. 31, 2019
Effects Of Changes In Foreign Exchange Rates [Abstract]
Disclosure of exchange rates
The following major rates of exchange were used in the preparation of the consolidated financial statements:

		March 31, 2019	March 31, 2018	March 31, 2017

ZAR:USD	– closing	14.48	11.83	13.41
	– average	13.75	12.99	14.06
ZAR:GBP	– closing	18.90	16.60	16.75
	– average	18.03	17.21	18.42